Condensed Statement of Changes In Shareholders' Deficit (Parenthetical) - shares	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
IPO [Member]
Stock issued during period shares new issues	27,600,000
Private Placement [Member]
Stock issued during period shares new issues	752,000
Common Class B
Common stock shares outstanding	6,900,000	6,900,000
Common Class B | Over-Allotment Option
Common shares subject to forfeiture		750,000